INTANGIBLE ASSETS	12 Months Ended
Dec. 28, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

At year end 2025 and 2024, based on the value of acquired assets, intangible assets comprise the following:

December 28, 2025-	Estimated Useful life (Years)	Original Cost	Accumulated Amortization	Net Carrying Value
Covenants not to compete	3	$100,000	$(41,542)	$58,458
Tradenames	15	344,000	(97,188)	246,812
		$444,000	$(138,730)	$305,270

December 29, 2024-	Estimated Useful life (Years)	Original Cost	Accumulated Amortization	Net Carrying Value
Covenants not to compete	3	$198,000	$(103,135)	$94,865
Tradenames	15	393,000	(70,988)	322,012
Impairment allowance		-	-	(49,078)
		$591,000	$(174,123)	$367,799

On January 2, 2025, the Company closed its Village Bier Garten location. In connection with the closure, the Company recognized an impairment of Village Bier Garten’s intangible assets in 2024.

Tradename assets are amortized over 15 years. Total amortization expense for 2025 was approximately $64,000. The total amortization of intangible assets, including the covenants not to compete, will approximate $56,300 in 2026, $36,800 in 2027, $22,900 per year through 2036, and approximately $5,600 in 2037.

Total amortization expense of approximately $90,000 for intangible assets in 2024 included $11,660 to write off the intangible asset related to the Company’s former franchise asset upon termination of the franchise agreement. This amount was included in other assets in the 2024 consolidated balance sheet.